UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7734
Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Bradway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Bradway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	12/1/04 - 2/28/05

HALLMARK EQUITY SERIES TRUST - CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Shares			Value
	COMMON STOCKS – 92.2%

	CONSUMER DISCRETIONARY – 22.1%
6,000	Bed, Bath & Beyond, Inc.*		$225,600
3,500	ebay, Inc.*		149,940
25,000	Sirius Satellite Radio, Inc. *		139,750
13,500	Time Warner, Inc.*		232,605
7,000	Viacom, Inc. - Class B		244,300
4,000	XM Satellite Radio, Inc. - Class A *		131,840
			1,124,035

	ENERGY – 10.4%
5,000	BJ Services Co.		249,800
6,000	Devon Energy Corp.		280,740
			530,540

	FINANCIALS – 8.1%
6,500	Allied Capital Corp.		174,330
4,000	Wells Fargo & Co.		237,520
			411,850

	HEALTHCARE – 18.4%
4,000	Amgen, Inc.		246,440
4,000	Johnson & Johnson, Inc.		262,400
5,000	Techne Corp.*		170,450
3,000	Zimmer Holdings, Inc.*		257,700
			936,990

	INDUSTRIALS – 15.6%
6,450	General Electric Co.		227,040
6,000	Headwaters, Inc.*		192,960
6,000	Tyco International Ltd.		200,880
1,750	United Technologies Corp.		174,790
			795,670

	INFORMATION TECHNOLOGY – 17.6%
2,500	Electronic Arts, Inc.*		161,225
3,000	Lexmark International, Inc.		240,390
50,000	Lucent Technologies, Inc.*		153,500
4,810	QUALCOMM, Inc.		173,689
6,000	Verisign, Inc.*		164,520
			893,324

	Total Investments
	(Cost $4,466,067)	92.2%	4,692,409
	Other Assets, Less Liabilities	7.8	394,979

	Net Assets	100.0%	$5,087,388

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST - INFORMED INVESTORS GROWTH FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 100.1%

	AEROSPACE-DEFENSE – 1.4%
1,600	Boeing Co.	$87,952

	BANKING – 7.4%
2,000	Bank of America Corp.	93,300
3,100	Keycorp	102,300
2,500	National City Corp.	89,425
2,800	PrivateBancorp, Inc.	91,000
1,900	Wachovia Corp.	100,719
		476,744

	BASIC INDUSTRIES – 2.7%
3,600	Allegheny Technologies, Inc.	88,596
3,800	Pactiv Corp. *	85,918
		174,514

	COMMERCIAL SERVICES – 1.6%
2,500	First Data Corp.	102,550

	COMPUTER MANUFACTURERS – 1.6%
2,500	Dell, Inc.*	100,225

	COMPUTER PERIPHERALS – 1.3%
4,000	Hewlett-Packard Co.	83,200

	COMPUTER SOFTWARE – 9.0%
1,500	Adobe Systems, Inc.	92,625
3,100	Autodesk, Inc.	92,132
5,000	BMC Software, Inc.*	74,750
1,400	Electronic Arts, Inc.*	90,286
2,300	Intuit, Inc.*	98,440
5,000	Microsoft Corp.	125,900
1,337	Supportsoft, Inc.*	7,902
		582,035

	CONSUMER DURABLES – 2.8%
1,500	Centex Corp.	95,385
2,300	General Motors Corp.	82,041
		177,426

	CONSUMER NON-DURABLES – 1.7%
1,700	Altria Group, Inc.	111,605

	DRUGS & HEALTH CARE – 10.6%
2,700	Abbott Laboratories	124,173
1,500	AmericsourceBergen Corp.	89,850
2,500	Haemonetics Corp.*	103,700
1,200	Invitrogen Corp.*	83,952
4,800	Ivax Corp.*	76,752
3,500	Merck & Co., Inc.	110,950
800	Wellpoint, Inc.*	97,648
		687,025

	ELECTRIC UTILITIES – 1.3%
1,900	Exelon Corp.	86,184

	FINANCE – 6.0%
1,000	Bear Stearns Companies, Inc.	99,500
3,100	GATX Corp.	92,938
5,000	Investment Technology Group, Inc. *	94,250
1,700	MBIA, Inc.	99,620
		386,308

	INSURANCE – 8.3%
800	Aetna, Inc.	116,816
4,000	American Financial Group, Inc.	121,960
2,900	Metlife, Inc.	119,016
3,500	Ohio Casualty Corp.*	84,455
2,000	SAFECO Corp.	95,380
		537,627

	OIL & GAS – 14.5%
1,650	Apache Corp.	103,752
1,900	Ashland, Inc.	124,051
2,000	Devon Energy Corp.	93,580
15,000	Dynegy, Inc. - Class A *	62,400
4,500	Enterprise Products Partners	120,240
1,600	Exxon Mobil Corp.	101,296
1,900	Nabors Industries, Ltd. *	109,364
1,800	SEACOR Holdings, Inc.*	113,310
2,000	Unocal Corp.	108,200
		936,193

	PRINTING & PUBLISHING – 1.2%
1,000	Ganett Co.	78,750

	RETAIL – 10.2%
3,800	Albertson’s, Inc.		85,082
4,300	Cendant Corp.		95,116
2,800	Claire’s Stores, Inc.		64,428
2,800	Family Dollar Stores, Inc.		92,176
1,750	Lowe’s Co’s, Inc.		102,865
5,000	Office Depot, Inc.*		96,250
6,000	OMI Corp.		125,580
			661,497

	TECHNOLOGY – 13.3%
5,500	Altera Corp.*		114,070
3,000	Analog Devices, Inc.		110,160
2,300	Computer Sciences Corp.*		106,329
30,000	JDS Uniphase Corp.*		57,000
2,650	NCR Corp. *		103,323
3,200	Novellus Systems, Inc.*		94,512
2,300	QLogic Corp.*		92,667
20,000	Sun Microsystems, Inc.*		84,400
8,500	Zoran Corp. *		91,035
			853,496

	TELECOMMUNICATION EQUIPMENT – 4.5%
25,000	Lucent Technologies, Inc.*		76,750
3,000	QUALCOMM, Inc.		108,330
3,500	Scientific-Atlanta, Inc.		108,150
			293,230

	TELEPHONE UTILITIES – 0.7%
6,000	Boston Communications Group, Inc.*		45,240

	Total Investments
	(Cost $5,921,307)	100.1%	6,461,801
	Other Assets, Less Liabilities	(0.1)	(7,095)

	Net Assets	100.0%	$6,454,706

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST- INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 95.2%

	AUSTRALIA – 3.1%
2,700	Aristocrat Leisure, Ltd.	$23,039
1,505	Rinker Group, Ltd.	13,594
1,230	Toll Holdings, Ltd.	12,659
2,050	UNiTAB, Ltd.	20,822
		70,114

	AUSTRIA – 3.5%
800	Erste Bank der oesterreichischen Sparkassen AG	43,639
705	Wienerberger AG	35,050
		78,689

	BELGIUM – 3.2%
235	Colruyt N.V.	40,386
380	Delhaize Group	29,936
26	Dolmen Computer Applications N.V.	346
		70,668

	CHILE – 0.5%
310	Lan Airlines S.A. ADR	10,993

	FINLAND – 1.9%
240	Nokian Renkaat Oyj	42,516

	FRANCE – 2.3%
465	Axalto Holding N.V.*	13,040
255	BNP Paribas S.A.	18,502
130	Vinci S.A.	19,105
		50,647

	GERMANY – 5.7%
835	Continental AG	61,700
1,125	Deutsche Telekom AG	23,564
240	HeidelbergCement AG	15,834
370	Schering AG	27,041
		128,139

	HONG KONG – 6.8%
20,000	Anhui Expressway Co., Ltd.	11,284
44,000	China Travel International Investment Hong Kong, Ltd.	14,528
2,500	Espirit Holdings, Ltd.	17,872
1,750	Global Biochem Technology Warrants*	88
13,000	Hong Kong & China Gas Co., Ltd.	27,255
6,500	Lifestyles International Holdings, Ltd.	11,127
4,000	Sun Hung Kai Properties, Ltd.	37,314
5,000	Techtronic Industries Co., Ltd.	11,669
36,000	Xinao Gas Holdings, Ltd.*	19,965
		151,102

	HUNGARY – 2.4%
660	OTP Bank	52,602

	INDIA – 6.0%
750	Bajaj Auto, Ltd.	17,588
900	HDFC Bank, Ltd. ADR	42,345
905	ICICI Bank, Ltd. ADR	20,498
545	Infosys Technology, Ltd. ADR	41,556
1,100	Tata Motors, Ltd. ADR*	11,968
		133,955

	INDONESIA – 0.6%
675	PT Telekomunikasi Indonesia ADR	12,967

	IRELAND – 4.8%
1,190	Allied Irish Bank	25,524
3,130	Anglo Irish Bank Corp. PLC	82,468
		107,992

	ITALY – 1.7%
3,825	Banca Intesa SpA	16,965
515	Lottomatica SpA	20,388
		37,353

	JAPAN – 21.4%
400	Aeon Credit Service Co., Ltd.	27,065
600	DAITO Trust Construction Co., Ltd.	24,691
300	Fast Retailing Co., Ltd.	19,868
310	Goldcrest Co., Ltd.	19,195
1,200	Honda Motor Co., Inc. ADR	32,220
300	Hoya Corp.	32,587
600	Matsumotokiyoshi Co., Ltd.	17,628
2	Mitsubishi Tokyo Financial Group, Inc.	18,260
1,000	Mitsui Fudosan Co., Ltd.	12,432
6,000	Mitsui O.S.K. Lines, Ltd.	41,229
3,000	Mitsui Sumitomo Insurance Co., Ltd.	26,672
600	Murata Manufacturing Co., Ltd.	33,190
200	NIDEC Corp.	24,366
1,000	Neomax Co., Ltd.	22,777
300	Sankyo Co., Ltd.	16,710
3,000	Sumitomo Realty & Development Co., Ltd.	38,386
400	TDK Corp.	28,979
600	Toyota Motor Corp.	23,371
240	USS Co., Ltd.	18,834
		478,460

	MALAYSIA – 0.6%
6,400	Public Bank Berhad	12,884

	MEXICO – 1.9%
480	America Movil S.A. de C.V. ADR	28,176
6,000	Corporacion GEO S.A. de C.V.*	14,945
		43,121

	NETHERLANDS – 0.7%
900	ASML Holding N.V.*	16,488

	NORWAY – 0.7%
1,290	Tandberg Television ASA*	16,002

	RUSSIA – 1.1%
600	Mobile Telesystems ADR	24,054

	SINGAPORE – 0.6%
13,000	Jurong Technologies Industrial Corp., Ltd.	13,227

	SOUTH KOREA – 0.9%
40	Samsung Electronics Co., Ltd.	20,999

	SPAIN – 5.5%
1,500	Banco Espanol de Credito, S.A. (Banesto)*		23,216
1,800	Cintra Concesiones de Infraestructuras de Transporte, S.A.*		20,496
900	Fadesa Inmobiliaria, S.A.*		20,519
1,160	Gamesa Corporacion Technologica, S.A.		16,096
720	Grupo Ferrovial, S.A.		42,936
			123,263

	SWEDEN – 0.9%
6,780	Telefonaktiebolaget LM Ericsson *		20,016

	SWITZERLAND – 5.2%
200	Nobel Biocare Holding AG		43,553
95	Straumann AG		22,895
160	Synthes, Inc.*		19,349
200	UBS AG		17,350
115	Ypsomed Holding AG*		12,215
			115,362

	THAILAND – 2.3%
6,700	PTT Public Co., Ltd.		37,855
1,800	The Siam Cement Public Co., Ltd.		14,031
			51,886

	UNITED KINGDOM – 10.9%
2,425	Allied Domecq PLC		24,227
435	Carnival Corp.		23,655
1,255	HSBC Holdings PLC		20,949
10,500	mmO2 PLC*		24,433
700	Next PLC		20,744
1,900	Northgate PLC		33,689
1,290	Reckitt Benckiser PLC		40,685
1,630	Smith & Nephew PLC		16,770
6,420	Tesco PLC		37,687
			242,839

	Total Common Stocks
	(Cost $1,601,865)		2,126,338

	PREFERRED STOCKS – 1.3%

	GERMANY – 1.3%
39	Porsche AG (Cost $24,744)		28,090

	Total Investments
	(Cost $1,626,609)	96.5%	2,154,428
	Other Assets, Less Liabilities	3.5	78,052

	Net Assets	100.0%	$2,232,480

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - INTERNATIONAL EQUITY FUND

INDUSTRY COMPOSITION

INDUSTRY	Percent

Auto/Truck Manufacturers	7.5%
Automobile Equipment	6.3
Basic Materials	0.6
Biotech & Medical Devices	3.1
Building & Housing	4.1
Commercial Banks	13.0
Consumer Products	1.8
Consumer Staples	1.3
Credit & Finance	1.2
Distribution Companies	1.7
Drugs & Health Care	3.5
Electronics	4.3
Energy	0.7
Entertainment & Leisure	5.3
Financial Services	3.4
Food & Drink	2.9
Industrial	3.0
Insurance Companies	1.2
Internet Content	3.2
Machinery	1.1
Money Center Banks	3.6
Oil-International	1.7
Public Utilities	1.7
Real Estate Development	4.3
Real Estate Investment	0.9
Retailing	4.0
Retail - Drugs	0.5
Semi-Conductors	2.2
Telecommunications	4.7
Transportation	2.4
Wireless Telephone	1.3
Other Assets, Less Liabilities	3.5
100.0%

HALLMARK EQUITY SERIES TRUST - INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 91.9%

	AUSTRALIA – 14.3%
2,700	Aristocrat Leisure, Ltd.	$23,039
1,200	Billabong International, Ltd.	13,025
910	Sonic Healthcare, Ltd.	8,731
2,100	Toll Holdings, Ltd.	21,613
1,395	UNiTAB, Ltd.	14,169
		80,577

	AUSTRIA – 2.3%
260	Wienerberger AG	12,926

	CHINA – 1.0%
195	Shanda Interactive Entertainment, Ltd. ADR*	5,895

	DENMARK – 1.9%
300	Jyske Bank A/S*	10,968

	FINLAND – 1.6%
50	Nokian Renkaat Oyj	8,857

	FRANCE – 2.9%
380	Axalto Holding NV*	10,656
55	Ciments Francais, SA	5,556
		16,212

	GERMANY – 8.3%
115	Celesio AG	8,679
180	K&S AG	10,150
600	Mobilcom AG	13,505
170	Wincor Nixdorf AG*	14,349
		46,683

	IRELAND – 10.6%
900	Anglo Irish Bank Corp. PLC	23,713
1,285	Grafton Group PLC	17,439
1,700	Kingspan Group PLC	18,682
		59,834

	ITALY – 11.2%
815	Autostrada Torino-Milano SpA	19,407
4,970	Hera SpA*	14,197
830	Italcementi SpA	11,144
170	Lottomatica SpA	6,730
800	SIAS SpA*	11,651
		63,129

	NORWAY – 6.9%
1,500	Fred Olsen Energy ASA*	24,889
450	TGS Nopec Geophysical Co. ASA*	14,281
		39,170

	SINGAPORE – 4.8%
29,000	Accord Customer Care Solutions, Ltd.*	4,828
13,000	Jurong Technologies Industrial Corp., Ltd.	13,227

18,000	MFS Technology, Ltd.		8,880
			26,935

	SPAIN – 11.0%
770	Enagas		12,631
510	Fadesa Inmobiliaria, SA*		11,628
200	Grupo Ferrovial, SA		11,927
810	Indra Sistemas, SA		14,017
230	Sos Cuetara, SA		11,709
			61,912

	SWITZERLAND – 12.5%
12	Hiestand Holding AG		9,709
70	Kuehne & Nagel International AG		15,364
50	Leica Geosystems AG*		15,386
67	Nobel Biocare Holding AG		14,590
145	Ypsomed Holding AG*		15,401
			70,450

	UNITED KINGDOM – 2.6%
825	Northgate PLC		14,628

	Total Common Stocks
	(Cost $447,584)		518,176

	PREFERRED STOCKS – 2.5%

	GERMANY – 2.5%
250	Rheinmetall AG (Cost $13,912)		14,283
	Total Investments
	(Cost $461,496)	94.4%	532,459
	Other Assets, Less Liabilities	5.6	31,813
	Net Assets	100.0%	$564,272

Values of investments are shown as a percentage of net assets.

* Non-income producing.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - INTERNATIONAL SMALL-CAP FUND

INDUSTRY COMPOSITION

INDUSTRY	Percent

Auto/Truck Manufacturers	2.3%
Automobile Equipment	4.2
Basic Materials	4.3
Building & Housing	2.1
Chemicals	1.8
Commercial Banks	4.2
Computer & Peripheral	2.5
Consumer Staples	1.7
Drugs & Health Care	5.7
Electric & Gas Utility	4.8
Electronics	3.9
Entertainment & Leisure	7.8
Financial Services	1.9
Food & Drink	2.1
Industrial	10.3
Internet Content	1.1
Investment Companies	2.1
IT Service	5.2
Oil Drilling & Service	4.4
Oil -International	2.5
Real Estate Development	2.1
Retail - Drugs	2.7
Service Companies	3.4
Telecommunications	2.4
Textiles & Footwear	2.3
Transportation	6.6
Other Assets, Less Liabilities	5.6
Percent of Net Assets	100.0%

HALLMARK  EQUITY SERIES TRUST – LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005  (Unaudited)

Shares		Value
	COMMON STOCKS – 85.7%

	BANKING – 9.3%
2,550	Citigroup, Inc.	$121,686
3,675	J.P. Morgan Chase & Co.	134,321
4,170	TCF Financial Corp.	115,301
		371,308

	BEVERAGE – 6.0%
2,610	Anheuser-Busch Co.	123,844
2,150	PepsiCo, Inc.	115,799
		239,643

	BROADCASTING/CABLE TV – 9.3%
4,315	Comcast Corp. - Class A *	140,453
7,025	Time Warner, Inc.*	121,041
3,150	Viacom, Inc. - Class B	109,935
		371,429

	COMPUTER PERIPHERALS – 3.0%
5,800	Hewlett-Packard Co.	120,640

	COMPUTER SOFTWARE – 2.8%
4,500	Microsoft Corp.	113,310

	CONGLOMERATES – 3.0%
40	Berkshire Hathaway, Inc.*	120,600

	DRUGS/HEALTHCARE – 3.2%
4,900	Pfizer, Inc.	128,821

	ENERGY – 3.2%
2,000	Royal Dutch Petroleum Co. ADR	126,180

	FOOD – 3.0%
2,250	General Mills, Inc.	117,832

	FOOD SERVICE – 2.9%
3,350	Sysco Corp.	115,307

	INDUSTRIAL CONGLOMERATES – 6.9%
3,825	General Electric Co.	134,640
4,050	Tyco International, Ltd.	135,594
		270,234

	INSURANCE – 3.4%
2,050	American International Group, Inc.	136,940

	MANUFACTURING – 3.0%
1,730	Eaton Corp.	120,668

	MEDICAL DEVICES – 2.9%
2,225	Medtronic, Inc.		115,967

	OIL – 2.0%
2,200	K-Sea Transportation Partners L.P.		79,728

	RECREATION – 2.9%
4,050	The Walt Disney Co.		113,157

	RESTAURANTS – 3.0%
3,650	McDonald’s Corp.		120,742

	RETAILERS – 6.2%
1,630	Fortune Brands, Inc.		132,030
4,100	Ross Stores, Inc.		114,800
			246,830

	SEMICONDUCTOR – 9.7%
5,510	Intel Corp.		132,130
7,550	Nokia Corp. ADR		121,857
4,800	Texas Instruments, Inc.		127,056
			381,043

	Total Investments
	(Cost $3,329,614)	85.7%	3,410,379
	Other Assets, Less Liabilities	14.3	566,910

	Net Assets	100.0%	$3,977,289

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005  (Unaudited)

Shares		Value
	COMMON STOCKS – 100.1%

	CAPITAL GOODS – 4.2%
37,400	Applied Films Corp.*	$839,630
15,000	Photon Dynamics, Inc. *	348,750
62,700	Orbotech, Ltd.*	1,432,695
		2,621,075

	CONSUMER-DURABLES – 4.1%
56,000	Activision, Inc.*	1,224,160
12,000	Harman International Industries	1,346,040
		2,570,200

	CONSUMER NON-DURABLES – 7.4%
89,000	Fossil, Inc.*	2,296,200
49,400	Pacific Sunwear of California, Inc.*	1,271,556
30,500	Williams-Sonoma, Inc.*	1,058,045
		4,625,801

	CONSUMER SERVICES – 1.6%
42,500	NuCo2, Inc. *	1,025,950

	ENERGY – 9.3%
24,100	Newfield Exploration Co.*	1,789,425
78,800	Tesco Corp.*	980,272
67,300	XTO Energy, Inc.	3,063,496
		5,833,193

	FINANCIAL SERVICES – 2.5%
33,500	Brown & Brown, Inc.	1,554,400

	HEALTHCARE-BIOTECH/PHARMACEUTICALS – 6.3%
103,100	Alkermes, Inc.*	1,204,208
17,500	Martek Biosciences Corp.*	1,172,500
42,100	Protein Design Labs, Inc.*	630,658
50,000	Telik, Inc.*	944,000
		3,951,366

`
	HEALTHCARE-DEVICES/DIAGNOSTIC – 5.3%
24,500	Advanced Neuromodulation Systems, Inc.*	722,750
30,000	Gen-Probe, Inc.*	1,527,300
27,100	Orthofix International N.V.*	1,093,756
		3,343,806

	HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT – 7.7%
80,000	Caremark Rx, Inc.*	3,062,400
110,000	HealthExtras, Inc.*	1,785,300
		4,847,700

	HEALTHCARE-SPECIALTY DISTRIBUTION – 8.2%
47,362	Accredo Health, Inc.*	2,018,568
238,500	Chronimed, Inc.*	1,865,070
101,400	PSS World Medical, Inc.*	1,233,024
		5,116,662

	HEALTHCARE SERVICES – 7.8%
60,000	American Healthways, Inc.*	2,038,800
48,000	Matria Healthcare, Inc. *	1,371,840
168,600	TriZetto Group, Inc.*	1,498,854
		4,909,494

	TECHNOLOGY- COMPONENTS – 5.1%
145,000	Aeroflex, Inc.*	1,473,200
55,800	O2Micro International, Ltd.*	598,734
84,650	Vishay Intertechnology, Inc.*	1,104,683
		3,176,617

	TECHNOLOGY/DESK/OTHER SOFTWARE – 2.7%
25,000	Avid Technology, Inc.*	1,672,500

	TECHNOLOGY-ENTERPRISE SOFTWARE – 15.0%
108,000	BEA Systems, Inc.*	896,400
38,250	Business Objects S.A. ADR*	1,069,470
193,600	Captaris, Inc.*	940,896
44,999	Fair Isacc Corp.	1,520,966
104,200	MRO Software, Inc.*	1,407,742
49,900	Serena Software, Inc.*	1,152,690
131,600	Witness Systems, Inc.*	2,462,236
		9,450,400

	TECHNOLOGY HARDWARE – 0.9%
65,000	Intevac, Inc.*	542,750

	TECHNOLOGY-SEMI-CAP EQUIPMENT – 8.9%
85,000	ATMI, Inc.*	2,313,700
93,000	Brooks Automation, Inc.*	1,684,230
13,700	KLA-Tencor Corp.*	676,917
90,600	Mattson Technology, Inc.*	887,880
1	Taiwan Semiconductor SP ADR*	9
		5,562,736

	TELECOMMUNICATIONS – 3.1%
38,500	AudioCodes, Ltd. *		489,335
180,000	Applied Micro Circuits Corp.*		621,000
120,000	Skyworks Solutions, Inc.*		871,200
			1,981,535

	Total Investments
	(Cost $56,827,096)	100.1%	62,786,185
	Other Assets, Less Liabilities	(0.1)	(43,637)

	Net Assets	100.0%	$62,742,548

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.6%

	AEROSPACE – DEFENSE – 2.4%
400	General Dynamics Corp.	$42,140
500	Lockheed Martin Corp.	29,610
500	Northrop Grumman Corp.	26,450
		98,200

	BASIC INDUSTRIES – 1.1%
1,500	Materials Select Sector Trust	46,350

	BUSINESS SERVICES – 2.5%
1,000	First Data Corp.	41,020
750	United Parcel Service, Inc. - Class B	58,117
		99,137

	CONGLOMERATES – 4.1%
10	Berkshire Hathaway, Inc. - Class B*	30,150
3,000	General Electric Co.	105,600
300	United Technologies Corp.	29,964
		165,714

	ENERGY – 2.3%
400	Energy Select Sector SPDR Fund	17,540
700	Exxon Mobil Corp.	44,317
300	Oil Service HOLDRs Trust	29,211
		91,068

	FINANCIAL SERVICES - BANKS/S&L – 9.8%
600	Bank of America Corp.	27,990
2,000	Citigroup, Inc.	95,440
2,500	JP Morgan Chase & Co.	91,375
2,500	MBNA Corp.	63,425
600	Wachovia Corp.	31,806
1,500	Wells Fargo & Co.	89,070
		399,106

	FINANCIAL SERVICES - BROKERAGES & INSURANCE – 7.7%
1,000	American Express Co.	54,150
7,000	The Charles Schwab Corp.	73,500
1,000	Goldman Sachs Group, Inc.	108,800
1,350	Morgan Stanley	76,235
		312,685

	HEALTH – 14.5%
2,000	Amgen, Inc.*	123,220
1,600	Barr Laboratories, Inc.*	76,384
800	Biomet, Inc.	33,760
1,500	Genentech, Inc.*	70,800
1,500	Johnson & Johnson, Inc.	98,400
500	Medtronic, Inc.	26,060
1,000	Novartis AG ADR	49,970
1,000	Pharmaceutical Product Development, Inc.*	42,650
650	Sanofi-Aventis ADR	25,941
500	Zimmer Holdings, Inc.*	42,950
		590,135

	INDUSTRIAL MACHINERY & TECHNOLOGY – 0.9%
400	Caterpillar, Inc.	38,020

	MANUFACTURING – 2.4%
1,000	Danaher Corp.	54,170
500	3M Co.	41,970
		96,140

	MEDIA & LEISURE – 11.0%
700	CBRL Group, Inc.		29,967
700	Carnival Corp.		38,066
1,000	Cendant Corp.		22,120
4,000	Comcast Corp. - Special Class A*		127,440
400	Electronic Arts, Inc.*		25,796
750	IAC/InterActiveCorp.*		16,875
700	Outback Steakhouse, Inc.		31,437
4,000	The Walt Disney Co.		111,760
1,300	XM Satellite Radio Holdings, Inc. - Class A*		42,848
			446,309

	NON-DURABLES – 5.5%
1,000	Alberto-Culver Corp.		52,270
1,000	Pactiv Corp.*		22,610
1,000	Pepsico, Inc.		53,860
1,750	Proctor & Gamble Co.		92,908
			221,648

	RETAILING – 10.3%
1,200	Amazon.com, Inc. *		42,216
1,300	Dollar Tree Stores, Inc.*		35,009
2,000	Home Depot, Inc.		80,040
1,000	Lowe’s Co., Inc.		58,780
1,500	Michaels Stores, Inc.		47,835
1,500	Target Corp.		76,230
1,500	Wal-Mart Stores, Inc.		77,415
			417,525

	TECHNOLOGY - HARDWARE – 13.2%
5,000	Applied Materials, Inc.*		87,500
4,000	Cisco Systems, Inc.*		69,680
3,000	Dell Computer Corp.*		120,270
4,000	Intel Corp.		95,920
1,200	International Business Machines Corp.		111,096
700	L-3 Communications Holdings, Inc.		50,470
			534,936

	TECHNOLOGY - SOFTWARE – 4.7%
5,000	Microsoft Corp.		125,900
5,000	Oracle Corp.*		64,550
			190,450

	TELECOMMUNICATIONS – 4.9%
6,000	Lucent Technologies, Inc.*		18,420
790	Lucent Technologies, Inc. Warrants, Exp. 12/10/07		703
3,000	QUALCOMM, Inc.		108,330
2,000	Verizon Communications, Inc.		71,940
			199,393

	TRANSPORTATION – 1.3%
800	Burlington Northern Santa Fe Corp.		40,216
1,000	Southwest Airlines Co.		13,850
			54,066

	Total Investments
	(Cost $4,295,410)	98.6%	4,000,882
	Other Assets, Less Liabilities	1.4	58,503

	Net Assets	100.0%	$4,059,385

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - HALLMARK MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28th, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.6%

	CONSUMER DISCRETIONARY – 17.4%
10,250	Family Dollar Stores, Inc.	$337,430
8,250	Lamar Advertising Co.*	324,142
7,870	Liberty Media International, Inc. - Class A*	340,220
4,775	Marriott International, Inc. - Class A	306,077
7,201	O’Reilly Automotive, Inc.*	366,531
12,233	Radio One, Inc. - Class A*	168,081
5,600	Royal Caribbean Cruises, Ltd.#	264,600
5,550	The Estee Lauder Companies, Inc. - Class A	244,089
16,250	Univision Communications, Inc. - Class A*	428,837
		2,780,007

	CONSUMER STAPLES – 4.1%
13,550	Performance Food Group Co.*	367,747
6,525	Rayovac Corp.*	280,575
		648,322

	ENERGY – 7.8%
5,680	Apache Corp.	357,158
5,775	BJ Services Co.	288,519
8,400	Global Sante Fe Corp.#	315,000
4,365	Smith International, Inc.	280,495
		1,241,172

	FINANCIAL – 14.6%
4,660	Ambac Financial Group, Inc.	362,455
4,075	City National Corp.	278,934
2,500	Comerica, Inc.	142,700
7,320	Eaton Vance Corp.	197,274
7,225	Jefferies Group, Inc.	275,706
3,050	MGIC Investment Corp.	191,357
8,100	North Fork Bancorporation, Inc.	233,361
5,525	Northern Trust Corp.	233,431
4,925	Protective Life Corp.	196,803
7,500	Synovus Financial Corp.	203,700
		2,315,721

	HEALTHCARE – 17.2%
7,775	Biomet, Inc.	328,105
6,375	Charles River Laboratories International, Inc.*	293,887
4,925	Fisher Scientific International, Inc.*	298,701
8,850	Health Management Associates, Inc. - Class A	203,285
8,625	Hospira, Inc.*	255,300
8,900	Renal Care Group, Inc.*	350,660
4,550	Respironics, Inc.*	262,763
3,150	Stericycle, Inc.*	144,837
10,625	Thermo Electron Corp.*	291,763
8,600	Varian Medical Systems, Inc.*	308,998
		2,738,299

	INDUSTRIALS – 16.3%
3,100	C.H. Robinson Worldwide, Inc.		169,880
2,325	Danaher Corp.		125,945
9,537	Graco, Inc.		368,700
8,125	Jacobs Engineering Group, Inc.*		454,838
4,875	Littelfuse, Inc.*		158,535
5,475	Mettler-Toledo International, Inc.*		287,438
2,975	Oshkosh Truck Corp.		222,084
10,000	Republic Services, Inc.		317,100
7,000	Rockwell Collins, Inc.		322,350
2,600	Roper Industries, Inc.		167,960
			2,594,830

	INFORMATION TECHNOLOGY – 19.3%
8,100	Altera Corp.*		167,994
21,500	Andrew Corp.*		260,150
5,825	Avocent Corp.*		199,565
7,400	ChoicePoint, Inc.*		298,220
4,600	Cognos, Inc.*		197,386
6,075	Diebold, Inc.		324,223
6,425	Global Imaging Systems, Inc.*		228,345
7,985	Intuit, Inc.*		341,758
8,225	Microchip Technology, Inc.		225,859
7,975	National Semiconductor Corp.		159,101
12,500	Sungard Data Systems, Inc.*		326,375
18,862	Symbol Technologies, Inc.		334,423
			3,063,399

	MATERIALS – 2.9%
4,650	Air Products and Chemicals, Inc.		291,183
5,340	Ecolab, Inc.		169,331
			460,514

	Total Investments
	(Cost $13,239,646)	99.6%	15,842,264
	Other Assets, Less Liabilities	0.4	62,985
	Net Assets	100.0%	$15,905,249

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

# U.S. exchange traded security of foreign issuer.

Item 2.         Controls and Procedures

(a)               It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)              The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

Date        April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

By (Signature and Title)*	/s/ Arthur T. Bent III
Arthur T. Bent III
Treasurer (Principal Financial Officer)

Date        April 29, 2005

*  Print the name and title of each signing officer under his or her signature.